Segment Reporting (Details Narrative) 10Q - LendingClub Corp [Member]	3 Months Ended
Mar. 31, 2017 Segment Customer
Segment Reporting Information [Line Items]
Number of operating segments	1
Number of reportable segments	1
Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Number of individual customers and investors accounting for more than 10% of revenue | Customer	0